Stock-based Compensation - Nonvested Stock Option Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lower range (in dollars per share)	$ 0.52
Upper range (in dollars per share)	$ 5
Number of unvested shares (in shares)	3,037,582	1,867,173
Exercise Price Range One [Member]
Lower range (in dollars per share)	$ 0.52
Upper range (in dollars per share)	$ 5
Exercise Price Range One [Member] | Minimum [Member]
Number of unvested shares (in shares)	2,423,956
Exercise Price Range One [Member] | Maximum [Member]
Number of unvested shares (in shares)		634,751
Exercise Price Range Two [Member]
Lower range (in dollars per share)	$ 5.01
Upper range (in dollars per share)	$ 10
Exercise Price Range Two [Member] | Minimum [Member]
Number of unvested shares (in shares)	502,875
Exercise Price Range Two [Member] | Maximum [Member]
Number of unvested shares (in shares)		818,900
Exercise Price Range Three [Member]
Lower range (in dollars per share)	$ 10.01
Upper range (in dollars per share)	$ 15
Exercise Price Range Three [Member] | Minimum [Member]
Number of unvested shares (in shares)	90,625
Exercise Price Range Three [Member] | Maximum [Member]
Number of unvested shares (in shares)		186,584
Exercise Price Range Four [Member]
Lower range (in dollars per share)	$ 15.01
Upper range (in dollars per share)	$ 20
Exercise Price Range Four [Member] | Minimum [Member]
Number of unvested shares (in shares)	20,126
Exercise Price Range Four [Member] | Maximum [Member]
Number of unvested shares (in shares)		139,988
Exercise Price Range Five [Member]
Lower range (in dollars per share)	$ 20.01
Upper range (in dollars per share)	$ 20.45
Exercise Price Range Five [Member] | Minimum [Member]
Number of unvested shares (in shares)
Exercise Price Range Five [Member] | Maximum [Member]
Number of unvested shares (in shares)		86,950